OTHER PAYABLES AND ACCRUED LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
OTHER PAYABLES AND ACCRUED LIABILITIES [Text Block]
NOTE 15	OTHER PAYABLES AND ACCRUED LIABILITIES

	September 30,	December 31,
	2011	2010
		(Restated)

Other payable	$336,427	$599,724
Deposits from customers	372,294	231,390
Deposits from membership reward program	321,750	277,010
Accrued liabilities	1,376,737	649,851
	$2,407,208	$1,757,975

Deposits from customers represent money received in advance for cosmetic surgery, beauty and other related services.

Included in other payables are equipment and renovation costs totaling $152,520 and $363,333 owed to suppliers as of September 30, 2011 and December 31, 2010 respectively.

8.	OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities at December 31, 2010 and 2009 consisted of the following:

	2010	2009
	(Restated)
	(consolidated)	(combined)

Other payables	$599,724	$62,615
Deposits from customers	231,390	215,618
Deposits from membership reward program	277,010	221,059
Accrued liability for membership reward program	18,586	56,497
Accrued liabilities	631,265	100,124
	$1,757,975	$655,913

Deposits from customers represent money received in advance for cosmetic surgery, beauty and other related services.

Included in other payables are equipment and renovation cost totaling $363,333 and $5,850 owed to suppliers as of December 31, 2010 and 2009 respectively.